UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2006




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA SHORT-TERM FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING
MARCH 31, 2006

[LOGO OF USAA]
   USAA(R)

                                USAA SHORT-TERM Fund

                                               [GRAPHIC OF USAA SHORT-TERM FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2006                                USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Distributions to Shareholders                                           16

    Report of Independent Registered Public Accounting Firm                 17

    Portfolio of Investments                                                18

    Notes to Portfolio of Investments                                       33

    Financial Statements                                                    34

    Notes to Financial Statements                                           37

EXPENSE EXAMPLE                                                             46

DIRECTORS' AND OFFICERS' INFORMATION                                        48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                      LOOKING AHEAD, THE QUESTION IS: HAVE
[PHOTO OF CHRISTOPHER W. CLAUS]     LONG-TERM RATES REACHED THEIR HIGH? THIS
                                    QUESTION IS DIFFICULT TO ANSWER WITH ANY
                                    CERTAINTY, BUT WE BELIEVE THEY ARE CLOSE.

                                                        "

                                                                      April 2006
--------------------------------------------------------------------------------

         For the last year and a half, we have been steadfast in our opinion that long-term interest rates would drift upward. Instead of a dramatic spike, we expected a gradual increase to 5%. In fact, that's how it has played out. The Federal Reserve Board (the Fed) was able to convince the bond market - which controls longer rates - that it could contain inflation successfully.

         The Fed has been aggressive in its determination to manage inflation, and has kept inflation under control by steadily raising short-term interest rates. From a historic low of 1.00% in June 2004, it increased the federal funds rate (the rate it charges banks for overnight loans) 15 times to 4.75% by the end of March 2006. And while we believe the Fed is close to pausing - or even ending - its rate hikes, we expect one or two more increases this year. Bond investors favor periods of low inflation, because over time inflation undermines the purchasing power of a fixed-income security.

         Looking ahead, the question is: Have long-term rates reached their high? This question is difficult to answer with any certainty, but we believe they are close. As the year progresses, investors may want to consider "lengthening" their fixed-income portfolios. We believe they may be able to improve their current yield by purchasing longer-term bonds, which could also offer more attractive risk-return characteristics.

         At USAA Investment Management Company, we will continue to pursue our threefold strategy. First, we will try to generate high

 . . . C O N T I N U E D
========================--------------------------------------------------------

         current income, which adds to long-term performance. Second, we will do our utmost to limit share-price volatility by positioning the portfolio at advantageous points along the yield curve. Finally, we will rely on our credit analysts to help us identify market opportunities and determine if their potential return would compensate shareholders for their level of risk.

         In this environment, investors should remain patient and allow their money to work for them. They can also use the power of compounding to make the most of rising yields by reinvesting the income they receive from their investments.

         Rest assured that your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax
         (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business. We appreciate the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]            [PHOTO OF REGINA G. SHAFER]
  CLIFFORD A. GLADSON, CFA                  REGINA G. SHAFER, CFA
    USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO MARCH 31, 2006?

         Your tax-exempt USAA Short-Term Fund provided a total return of 2.40% versus an average of 2.12% for the 63 funds in the Lipper Short Municipal Debt Funds Average. This compares to a 3.81% return for the Lehman Brothers Municipal Bond Index and a 2.30% return for the Lipper Short Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.24%, compared to the Lipper category average of 2.51%.

WHAT WERE THE MARKET CONDITIONS?

         The Federal Reserve Board (the Fed) has raised the federal funds rate 15 times since June 1, 2004 - from 1.0% to 4.75%. Eight of these 0.25% increases came during the one-year reporting period ended March 31, 2006.

         While short-term yields rose 1.5% over the last 12 months, the yield on a 5-year AAA general obligation (GO) bond rose only 0.39%. The credit market, which sets longer rates, seems to believe the Fed can restrain inflation.

         Overall credit quality remained stable as state and local governments continued to see a steady increase in tax revenues.

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

         In a bond fund, share-price volatility is measured by the degree of interest-rate sensitivity of its portfolio of bonds. When interest

         REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

 . . . C O N T I N U E D
========================--------------------------------------------------------

         rates rise, the price of a bond falls, and conversely, when interest rates fall, the price of a bond rises.

         We use variable-rate demand notes (VRDNs) to try to offset the negative effects of rising rates. The VRDNs that the Fund currently invests in possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. These issues are particularly attractive in a rising-interest-rate environment, because their prices remain at par despite fluctuations in interest rates. As a result, they can help reduce the volatility of a fund's share price and increase its dividend yield.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

         The Fund ended the period with a weighted average maturity of 1.84 years. We rely on our team of seasoned credit analysts to help us manage credit risk. Our portfolio of more than 250 issues is widely diversified, and we continue to purchase issues with bond insurance (especially in areas subject to periodic natural disasters). As a result, the Fund weathered the 2005 hurricane season well.

         To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals.

WHAT IS YOUR OUTLOOK?

         In our opinion, the Fed will go on raising short-term interest rates until economic growth decelerates. Despite signs that the housing market is cooling, we believe one or two more rate increases probably lie ahead. In fact, if history repeats itself, it's possible that the Fed may overshoot and slow down the economy too much.

         Given that long-term rates are almost on top of short-term rates, the market seems to believe that the Fed can keep inflation between 2.0% and 2.5%. We plan to use any short-term spikes in interest rates to try to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA SHORT-TERM FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
    out of 113 municipal national short-term bond funds for the period ending
                                 March 31, 2006:

                                 OVERALL RATING
                                *    *    *    *

             3-YEAR                  5-YEAR                10-YEAR
            * * * *                 * * * *                * * * *
        out of 113 funds        out of 86 funds        out of 57 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

In April 2005, Morningstar listed the Fund as an "Analyst Pick," giving it kudos for "strong long-term record earned with below-average volatility" and "experienced management."

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

FOR MORE INFORMATION ON THE ANALYST PICK, SEE KAI WIECKING'S ARTICLE AT QUICKTAKE.MORNINGSTAR.COM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA SHORT-TERM FUND

    [LOGO OF LIPPER LEADER    [LOGO OF LIPPER LEADER    [LOGO OF LIPPER LEADER
         TOTAL RETURN]          CONSISTENT RETURN]           PRESERVATION]

The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 53 funds and for Preservation of 4,152 fixed-income funds within the Lipper Short Municipal Debt Funds category for the overall period ending March 31, 2006. The Fund received a Lipper Leader rating for Total Return among 53, 40, and 25 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 52, 40, AND 25 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF MARCH 31, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 4,152, 3,492, AND 2,131 FIXED-INCOME FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM FUND (Ticker Symbol: USSTX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

----------------------------------------------------------------------------------------------------
                                                              3/31/06                    3/31/05
----------------------------------------------------------------------------------------------------
Net Assets                                               $1,160.1 Million           $1,282.8 Million
Net Asset Value Per Share                                     $10.59                     $10.68
Tax-Exempt Dividends Per Share Last 12 Months                 $0.343                     $0.280
Capital Gain Distributions Per Share Last 12 Months              -                          -

----------------------------------------------------------------------------------------------------
                                                              3/31/06                    3/31/05
----------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                   1.8 Years                  1.8 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                30-DAY SEC YIELD* AS OF 3/31/06
--------------------------------------------------------------------------------
         30-DAY SEC YIELD                      3.31%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2006

----------------------------------------------------------------------------------------------------
                  TOTAL RETURN          =          DIVIDEND RETURN          +          PRICE CHANGE
----------------------------------------------------------------------------------------------------
10 YEARS             3.93%              =               3.91%               +             0.02%
5 YEARS              2.97%              =               3.16%               +            (0.19%)
1 YEAR               2.40%              =               3.24%               +            (0.84%)

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2006

---------------------------------------------------------------------------------------
                   TOTAL RETURN          DIVIDEND RETURN          CHANGE IN SHARE PRICE
---------------------------------------------------------------------------------------
3/31/1997             4.70%                   4.70%                        0.00%
3/31/1998             6.35%                   4.74%                        1.61%
3/31/1999             4.46%                   4.65%                       -0.19%
3/31/2000             2.05%                   4.48%                       -2.43%
3/31/2001             6.99%                   4.79%                        2.20%
3/31/2002             3.60%                   3.97%                       -0.37%
3/31/2003             5.44%                   3.37%                        2.07%
3/31/2004             2.73%                   2.64%                        0.09%
3/31/2005             0.75%                   2.59%                       -1.84%
3/31/2006             2.40%                   3.24%                       -0.84%
---------------------------------------------------------------------------------------

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Short-Term Fund's Dividend Return on Page 9, and assuming
marginal federal tax rates of:      25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
      PERIOD           RETURN
     --------         --------
     10 Years           3.91%        5.21%       5.43%       5.84%       6.02%
     5 Years            3.16%        4.21%       4.39%       4.72%       4.86%
     1 Year             3.24%        4.32%       4.50%       4.84%       4.98%

To match the USAA Short-Term Fund's closing 30-day SEC Yield of 3.31%,
A FULLY TAXABLE INVESTMENT MUST PAY: 4.41%       4.60%       4.94%       5.09%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LEHMAN BROTHERS                          LIPPER SHORT       LIPPER SHORT
              MUNICIPAL BOND     USAA SHORT-TERM     MUNICIPAL DEBT     MUNICIPAL DEBT
                  INDEX               FUND             FUNDS INDEX       FUNDS AVERAGE
             ---------------     ---------------     --------------     --------------
03/31/96       $10,000.00          $10,000.00          $10,000.00         $10,000.00
04/30/96         9,971.64           10,021.98           10,010.04          10,011.31
05/31/96         9,967.84           10,041.96           10,032.08          10,033.69
06/30/96        10,076.48           10,096.84           10,069.64          10,069.24
07/31/96        10,167.64           10,146.70           10,120.39          10,115.84
08/31/96        10,165.36           10,177.13           10,140.78          10,140.07
09/30/96        10,307.43           10,236.45           10,189.71          10,192.87
10/31/96        10,423.92           10,303.92           10,248.14          10,249.50
11/30/96        10,614.85           10,380.26           10,312.19          10,316.64
12/31/96        10,570.03           10,401.31           10,328.39          10,333.60
01/31/97        10,590.04           10,430.70           10,367.64          10,368.55
02/28/97        10,687.28           10,489.46           10,411.85          10,414.51
03/31/97        10,544.71           10,469.82           10,393.32          10,386.00
04/30/97        10,633.09           10,520.25           10,429.17          10,422.70
05/31/97        10,793.13           10,590.15           10,491.41          10,487.81
06/30/97        10,908.10           10,652.74           10,547.34          10,542.61
07/31/97        11,210.21           10,773.72           10,629.50          10,631.91
08/31/97        11,105.12           10,771.51           10,631.56          10,630.95
09/30/97        11,236.80           10,845.47           10,690.67          10,690.91
10/31/97        11,309.23           10,886.64           10,730.28          10,729.78
11/30/97        11,375.83           10,935.41           10,764.18          10,762.74
12/31/97        11,541.70           11,010.38           10,826.19          10,824.31
01/31/98        11,660.72           11,070.94           10,882.72          10,880.50
02/28/98        11,664.26           11,101.59           10,912.11          10,907.81
03/31/98        11,674.64           11,134.37           10,939.89          10,930.96
04/30/98        11,621.97           11,115.07           10,941.60          10,928.30
05/31/98        11,805.82           11,207.35           11,007.11          10,999.92
06/30/98        11,852.42           11,253.09           11,045.96          11,039.08
07/31/98        11,882.04           11,285.35           11,083.81          11,071.22
08/31/98        12,065.64           11,380.60           11,160.03          11,152.67
09/30/98        12,216.06           11,455.35           11,214.55          11,213.37
10/31/98        12,215.81           11,487.11           11,256.21          11,252.00
11/30/98        12,258.61           11,511.20           11,280.69          11,273.93
12/31/98        12,289.50           11,555.68           11,321.93          11,315.49
01/31/99        12,435.62           11,606.94           11,381.80          11,379.04
02/28/99        12,381.42           11,616.27           11,396.41          11,387.56
03/31/99        12,398.39           11,630.42           11,418.39          11,406.31
04/30/99        12,429.29           11,673.86           11,449.76          11,436.20
05/31/99        12,357.37           11,670.13           11,455.94          11,439.77
06/30/99        12,179.59           11,618.98           11,426.28          11,398.97
07/31/99        12,223.91           11,660.09           11,466.37          11,434.89
08/31/99        12,125.91           11,659.45           11,473.62          11,436.78
09/30/99        12,130.97           11,691.34           11,504.44          11,464.65
10/31/99        11,999.54           11,687.33           11,512.05          11,469.26
11/30/99        12,127.18           11,745.14           11,552.05          11,507.95
12/31/99        12,036.77           11,745.48           11,556.70          11,510.52
01/31/00        11,984.35           11,734.94           11,564.44          11,510.52
02/29/00        12,123.63           11,789.88           11,604.04          11,554.07
03/31/00        12,388.51           11,868.42           11,659.30          11,611.86
04/30/00        12,315.33           11,877.14           11,675.16          11,622.61
05/31/00        12,251.26           11,895.09           11,694.63          11,633.92
06/30/00        12,575.91           12,022.22           11,782.54          11,732.96
07/31/00        12,750.89           12,114.45           11,852.52          11,808.77
08/31/00        12,947.40           12,196.29           11,917.91          11,875.16
09/30/00        12,880.04           12,218.85           11,945.51          11,899.12
10/31/00        13,020.59           12,280.12           11,997.72          11,949.53
11/30/00        13,119.10           12,327.58           12,039.04          11,987.00
12/31/00        13,443.24           12,453.87           12,127.57          12,090.36
01/31/01        13,576.44           12,583.74           12,231.59          12,206.67
02/28/01        13,619.49           12,629.74           12,272.61          12,246.13
03/31/01        13,741.55           12,697.51           12,334.24          12,310.83
04/30/01        13,592.65           12,674.72           12,344.67          12,314.59
05/31/01        13,739.02           12,768.72           12,425.44          12,398.50
06/30/01        13,830.94           12,837.20           12,474.32          12,446.55
07/31/01        14,035.81           12,931.97           12,543.07          12,519.94
08/31/01        14,267.01           13,034.75           12,624.34          12,607.06
09/30/01        14,219.15           13,060.85           12,653.75          12,647.55
10/31/01        14,388.57           13,128.92           12,710.73          12,701.54
11/30/01        14,267.27           13,098.38           12,699.01          12,677.34
12/31/01        14,132.29           13,088.63           12,708.38          12,687.27
01/31/02        14,377.42           13,176.70           12,780.13          12,764.80
02/28/02        14,550.64           13,265.07           12,843.27          12,830.47
03/31/02        14,265.50           13,155.89           12,770.90          12,730.41
04/30/02        14,544.31           13,293.21           12,865.02          12,841.37
05/31/02        14,632.69           13,335.12           12,907.21          12,890.15
06/30/02        14,787.41           13,420.18           12,971.25          12,965.07
07/31/02        14,977.59           13,507.57           13,033.12          13,033.18
08/31/02        15,157.64           13,584.74           13,082.30          13,090.39
09/30/02        15,489.63           13,682.35           13,136.91          13,150.74
10/31/02        15,232.85           13,594.54           13,075.47          13,089.25
11/30/02        15,169.54           13,620.15           13,105.12          13,113.95
12/31/02        15,489.63           13,743.74           13,200.52          13,221.84
01/31/03        15,450.38           13,766.76           13,229.25          13,243.34
02/28/03        15,666.39           13,863.82           13,297.10          13,309.15
03/31/03        15,675.76           13,871.28           13,288.33          13,300.08
04/30/03        15,779.34           13,905.23           13,317.35          13,331.07
05/31/03        16,148.80           14,016.89           13,393.81          13,407.27
06/30/03        16,080.18           14,022.11           13,405.94          13,407.73
07/31/03        15,517.49           13,898.33           13,350.28          13,332.15
08/31/03        15,633.22           13,942.77           13,381.32          13,365.43
09/30/03        16,092.84           14,088.21           13,469.09          13,465.80
10/31/03        16,011.80           14,080.68           13,461.72          13,450.11
11/30/03        16,178.69           14,121.21           13,482.00          13,469.25
12/31/03        16,312.65           14,151.94           13,500.73          13,487.46
01/31/04        16,406.09           14,194.47           13,537.67          13,517.90
02/29/04        16,653.00           14,287.36           13,589.05          13,581.06
03/31/04        16,595.01           14,250.33           13,573.34          13,560.43
04/30/04        16,201.99           14,137.38           13,502.84          13,478.89
05/31/04        16,143.23           14,112.93           13,485.51          13,452.54
06/30/04        16,201.99           14,128.79           13,498.90          13,460.98
07/31/04        16,415.21           14,197.99           13,549.81          13,517.73
08/31/04        16,744.16           14,292.35           13,625.00          13,594.73
09/30/04        16,833.05           14,309.19           13,634.68          13,599.48
10/31/04        16,977.90           14,340.78           13,661.65          13,621.60
11/30/04        16,837.86           14,305.85           13,627.39          13,584.58
12/31/04        17,043.48           14,366.40           13,677.44          13,629.17
01/31/05        17,202.77           14,383.54           13,678.93          13,630.70
02/28/05        17,145.54           14,376.56           13,678.02          13,619.68
03/31/05        17,037.41           14,356.87           13,673.49          13,601.22
04/30/05        17,306.09           14,407.93           13,704.87          13,638.23
05/31/05        17,428.40           14,445.48           13,736.52          13,663.02
06/30/05        17,536.53           14,496.45           13,786.26          13,712.27
07/31/05        17,457.27           14,493.06           13,789.55          13,710.34
08/31/05        17,633.52           14,544.42           13,830.25          13,742.48
09/30/05        17,514.76           14,557.95           13,849.29          13,755.82
10/31/05        17,408.40           14,553.39           13,849.54          13,750.53
11/30/05        17,491.96           14,578.49           13,872.72          13,762.64
12/31/05        17,642.39           14,621.47           13,916.19          13,809.43
01/31/06        17,689.99           14,659.61           13,953.16          13,838.20
02/28/06        17,808.76           14,700.14           13,984.00          13,858.57
03/31/06        17,685.94           14,704.19           13,987.97          13,856.69

                                    [END CHART]

         DATA FROM 3/31/96 THROUGH 3/31/06.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

         o The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

         o The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA SHORT-TERM                        LIPPER SHORT MUNICIPAL
                        FUND                                DEBT FUNDS AVERAGE
                   ---------------                        ---------------------
3/31/1997                4.60%                                     4.19%
3/31/1998                4.55                                      4.03
3/31/1999                4.57                                      3.79
3/31/2000                4.52                                      3.81
3/31/2001                4.54                                      4.02
3/31/2002                3.94                                      3.45
3/31/2003                3.24                                      2.52
3/31/2004                2.61                                      1.99
3/31/2005                2.62                                      2.01
3/31/2006                3.24                                      2.51

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/97 TO 3/31/06.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                      TOP 10 INDUSTRIES
                      (% of Net Assets)
-------------------------------------------------------

Electric Utilities                                21.7%

Escrowed Bonds                                     8.6%

Hospital                                           7.8%

Nursing/CCRC                                       7.7%

Appropriated Debt                                  7.0%

General Obligation                                 6.9%

Education                                          4.3%

Community Service                                  2.9%

Agricultural Products                              2.7%

Automobile Manufacturers                           2.6%

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-32.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    PORTFOLIO RATINGS MIX
                           3/31/06

            [PIE CHART OF PORTFOLIO RATINGS MIX]

Securities with Short-Term Investment-Grade Ratings     23%
A                                                       27%
AAA                                                     20%
BBB                                                     17%
AA                                                      10%
Below Investment-Grade                                   3%

                        [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA SHORT-TERM FUND

         The Fund completed its fiscal year on March 31, 2006. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2006.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA SHORT-TERM FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Short-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through March 31, 2002, were audited by other auditors whose report, dated May 3, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 11, 2006

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM FUND
MARCH 31, 2006

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Morgan Stanley or Wells Fargo Bank, N.A.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following:
                       Connecticut General Life Insurance, Continental Casualty Co., Fannie Mae, Government National Mortgage Assoc., or Texas Permanent School Fund.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN       Bond Anticipation Note

             COP       Certificate of Participation

             CP        Commercial Paper

             ETM       Escrowed to final maturity

             GO        General Obligation

             IDA       Industrial Development Authority/Agency

             IDB       Industrial Development Board

             IDRB      Industrial Development Revenue Bond

             ISD       Independent School District

             MFH       Multifamily Housing

             MLO       Municipal Lease Obligation

             PCRB      Pollution Control Revenue Bond

             PRE       Prerefunded to a date prior to maturity

             RB        Revenue Bond

             SAVRS     Select Auction Variable Rate Securities

             TAN       Tax Anticipation Note

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (40.3%)

            ALABAMA (0.3%)
  $ 2,000   Mobile IDB PCRB, Series A                                          4.65%     12/01/2011      $    2,019
    1,000   Prattville Industrial Development PCRB, Series 1998                4.90       9/01/2008           1,017

            ALASKA (0.5%)
            North Slope Borough GO,
      245     Series 1998A (ETM)(INS)                                          4.60(a)    6/30/2008             226
    6,255     Series 1998A (INS)                                               4.60(a)    6/30/2008           5,757

            ARIZONA (0.9%)
            Arizona Health Facilities Auth. RB,
    1,495     Series 2004A                                                     4.00       4/01/2010           1,487
    1,350     Series 2004A                                                     4.00       4/01/2012           1,331
            Pinal County Correctional Facilities IDA RB,
    1,010     Series 2006A (INS)                                               5.00      10/01/2010           1,044
    1,000     Series 2006A (INS)                                               5.25      10/01/2013           1,051
    1,710     Series 2006A (INS)                                               5.25      10/01/2014           1,801
    3,405   Prescott Health Care Facility IDA RB, Series 2001                  4.50      10/17/2006           3,413

            ARKANSAS (0.2%)
    2,250   Springdale Sales and Use Tax RB, Series 2004 (INS)                 4.00       7/01/2016           2,207

            CALIFORNIA (0.3%)
            Santa Rosa Rancheria Tachi Yokut Tribe Enterprise RB,
    1,250     Series 2006(c)                                                   4.50       3/01/2011           1,243
    1,750     Series 2006(c)                                                   4.88       3/01/2016           1,745

            COLORADO (0.7%)
      870   Beacon Point Metropolitan District RB,
              Series 2005B (LOC - Compass Bank)                                4.38      12/01/2015             859
            Denver Health and Hospital Auth. RB,
    1,180     Series 1998A                                                     5.13      12/01/2006           1,189
    1,250     Series 1998A                                                     5.25      12/01/2007           1,271
    1,250     Series 1998A                                                     5.25      12/01/2008           1,280
      150     Series 2001A                                                     5.25      12/01/2006             151
      370     Series 2001A                                                     5.25      12/01/2007             377
    2,570   High Plains Metropolitan District RB,
              Series 2005B (LOC - Compass Bank)                                4.38      12/01/2015           2,536

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            CONNECTICUT (0.2%)
            Mashantucket (Western) Pequot Tribe RB,
  $ 1,235     Series 1996A (ETM)(c)                                            6.50%      9/01/2006      $    1,250
    1,265     Series 1996A(c)                                                  6.50       9/01/2006           1,278

            FLORIDA (0.3%)
    3,700   Jacksonville Economic Development
              Commission IDRB, Series 2002                                     4.00       3/01/2011           3,708

            HAWAII (0.4%)
    4,720   Honolulu GO, Series 1999C (INS)                                    5.00       7/01/2008           4,860

            IDAHO (0.2%)
            Health Facilities Auth. RB,
      860     Series 1998 (ETM)                                                5.38       5/01/2006             861
      950     Series 1998 (ETM)                                                5.38       5/01/2007             962
    1,005     Series 1998 (ETM)                                                5.38       5/01/2008           1,026

            ILLINOIS (3.0%)
   20,000   Chicago Board of Education GO, Series 1999A (INS)                  4.50(a)   12/01/2009          17,422
    2,515   Chicago Special Assessment Improvement
              Bonds, Series 2002                                               6.13      12/01/2012           2,687
            Health Facilities Auth. RB,
      920     Series 2001 (Decatur Memorial Hospital)                          4.38      10/01/2006             923
      990     Series 2001 (Decatur Memorial Hospital)                          4.50      10/01/2007             998
    1,925     Series 2001A (Edward Hospital) (INS)                             4.20       2/15/2007           1,935
    2,000     Series 2001A (Edward Hospital) (INS)                             4.25       2/15/2008           2,020
    1,195     Series 2001A (Edward Hospital) (INS)                             5.00       2/15/2009           1,235
    7,039   Pingree Grove, Special Tax Bonds, Series 05-1                      5.25       3/01/2015           7,131

            INDIANA (0.6%)
    3,000   Health Facility Financing Auth. RB, Series 1999A (INS)             5.00      11/01/2009           3,123
    3,750   Port Commission RB                                                 4.10       5/01/2012           3,723

            IOWA (0.1%)
    1,000   Lansing PCRB, Series 1998                                          3.60      11/01/2008             972

            KANSAS (0.2%)
    2,000   La Cygne Environmental Improvement RB, Series 2005 (INS)           4.05       3/01/2015           1,966

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            LOUISIANA (1.9%)
  $ 3,600   Calcasieu Parish IDB RB, Series 2001                               4.80%     12/01/2006      $    3,615
            Jefferson Parish School Board RB,
    3,170     Series 1998 (INS)                                                4.80(a)    9/01/2007           3,000
    2,090     Series 1998 (INS)                                                4.90(a)    3/01/2008           1,938
            Plaquemines Port, Harbor, and Terminal District RB,
    5,250     Series 1985B                                                     5.00       9/01/2007           5,266
    8,000     Series 1985C                                                     5.00       9/01/2007           8,023

            MARYLAND (1.4%)
   10,000   Anne Arundel County PCRB, Series 1984                              4.10       7/01/2014           9,890
    6,300   Health and Higher Education Facilities
              Auth. RB (MLO), Series 2003C
              (acquired 3/05/2003; cost $6,300)(b)                             5.00       2/01/2013           6,563

            MASSACHUSETTS (2.0%)
            Commonwealth GO,
   12,575     Series 2000B (ETM)                                               5.50       6/01/2008          13,040
    1,425     Series 2000B (ETM)                                               5.50       6/01/2008           1,478
            Health and Educational Facilities Auth. RB,
    3,445     Series 1998B (INS)                                               5.00       7/01/2006           3,455
    3,645     Series 1998B (INS)                                               5.25       7/01/2007           3,706
    1,640     Series 1998B (INS)                                               5.25       7/01/2008           1,684

            MICHIGAN (0.7%)
            Hospital Finance Auth. RB, Genesys Health
              System Medical Center,
    2,500     Series 1998A (ETM)                                               5.50      10/01/2006           2,525
    1,500     Series 1998A (ETM)                                               5.50      10/01/2007           1,541
    1,000     Series 1998A (ETM)                                               5.50      10/01/2008           1,044
    3,400   Wayne County COP (INS)                                             5.63       5/01/2011           3,548

            MINNESOTA (0.4%)
    1,000   Higher Education Facilities Auth. RB, Series Six-I                 4.00       4/01/2015             983
            St. Paul Housing and Redevelopment Auth. Hospital RB,
    1,560     Series 1997A                                                     5.30      11/01/2006           1,570
    1,645     Series 1997A                                                     5.35      11/01/2007           1,668

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            MISSISSIPPI (1.0%)
            Jones County Hospital RB,
  $ 1,050     Series 1997                                                      5.00%     12/01/2006      $    1,058
    1,105     Series 1997                                                      5.10      12/01/2007           1,124
    1,155     Series 1997                                                      5.20      12/01/2008           1,174
    7,535   Lafayette County Hospital RB, Series 1997 (ETM)                    5.50       3/01/2009           7,776

            MISSOURI (1.2%)
    9,000   Kansas City IDA PCRB, Series 2002                                  4.50       4/01/2006           9,000
    5,000   State Environmental Improvement and
              Energy Resources Auth. RB, Series 1993                           4.00       1/02/2012           4,963

            NEBRASKA (0.3%)
            Investment Finance Auth. Hospital RB,
      440     Series 1997 (INS)                                                5.00      11/15/2006             444
      410     Series 1997 (INS)                                                5.00      11/15/2007             418
      505     Series 1997 (INS)                                                5.05      11/15/2008             519
    2,570   O'Neil IDRB, Series 2001                                           4.80       5/01/2009           2,635

            NEW JERSEY (1.3%)
    3,500   Bayonne BAN, Series 2006                                           5.00      10/27/2006           3,511
    2,500   Bayonne GO Temporary Notes, Series 2006                            5.00      10/27/2006           2,508
            Bayonne TAN,
    3,500     Series 2006A                                                     5.00      10/13/2006           3,506
    5,500     Series 2006B                                                     5.00      12/11/2006           5,514

            NEW MEXICO (0.4%)
            Jicarilla Apache Nation RB,
    1,500     Series 2003A(c)                                                  5.00       9/01/2011           1,554
    1,850     Series 2003A(c)                                                  5.00       9/01/2013           1,917
    1,335   Sandoval County Incentive Payment RB, Series 2005                  4.00       6/01/2015           1,304

            NEW YORK (8.3%)
    3,255   Albany IDA RB, Series 2002A                                        5.25       7/01/2008           3,331
    7,000   Convention Center Operating Corp. COP                              5.25       6/01/2008           7,162
    1,740   Dormitory Auth. RB, Community Enhancement Facilities,
              Series 1999B                                                     4.00       4/01/2006           1,740
    5,000   Dormitory Auth. RB, Good Samaritan
              Hospital, Series 1998A (ETM)(INS)                                5.50       7/01/2009           5,277
    4,000   East Rochester Housing Auth. RB, Series 2002A (NBGA)               3.75      12/20/2012           3,939

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $20,360   Long Island Power Auth. RB, Series 2000A (ETM)(INS)                5.15%(a)   6/01/2006      $   20,248
            New York City GO,
       40     Series 1998F (ETM)                                               5.50       8/01/2006              40
    4,860     Series 1998F                                                     5.50       8/01/2006           4,892
    6,420     Series 1998F                                                     5.50       8/01/2007           6,579
    1,085     Series 1999H (ETM)                                               5.00       3/15/2008           1,115
    1,915     Series 1999H                                                     5.00       3/15/2008           1,964
    3,750     Series 2001A (ETM)                                               5.00       5/15/2007           3,812
    3,940     Series 2001A (ETM)                                               5.00       5/15/2008           4,057
            New York City Transitional Finance Auth. RB,
    2,150     Series 1999A (ETM)                                               5.00       8/15/2008           2,222
    7,850     Series 1999A (economically defeased)                             5.00       8/15/2008           8,113
    2,000   Thruway Auth. Highway and Bridge
              Service Contract Bonds, Series 2003A                             5.00       3/15/2010           2,093
            Thruway Auth. Highway and Bridge Trust Fund Bonds,
   10,000     Series 1999B (ETM)(INS)(e)                                       5.00       4/01/2008          10,279
    7,650     Series 2000B (ETM)(INS)                                          5.50       4/01/2008           7,936
    1,655   Ulster County IDA RB, Series 1999
              (LOC - Manufacturers & Traders Trust Co.)                        5.20      11/15/2009           1,706

            NORTH CAROLINA (0.6%)
    6,650   Eastern Municipal Power Agency RB, Series 1993C                    5.50       1/01/2007           6,739

            OHIO (0.2%)
            Franklin County Health Care Facilities RB,
    1,000     Series 1997                                                      5.10       7/01/2006           1,002
      475     Series 1997                                                      5.15       7/01/2007             480
      600     Series 1997                                                      5.25       7/01/2008             612

            OKLAHOMA (0.0%)(f)
      510   Holdenville Industrial Auth. RB, Series 1995 (ETM)                 6.35       7/01/2006             514

            PENNSYLVANIA (0.3%)
    3,990   Hampden IDA RB, Series 1999                                        4.70       1/01/2007           4,022

            PUERTO RICO (2.1%)
   24,000   Government Development Bank CP                                     3.65       4/10/2006          24,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (0.3%)
  $ 3,000   Jobs Economic Development Auth. Health
              Facilities RB, Series 2002F-1 (INS)(d)                           4.05%      4/01/2013      $    2,983

            SOUTH DAKOTA (0.2%)
    1,895   Sioux Falls Health Care Facilities RB, Series 2001                 4.50      10/01/2006           1,902

            TENNESSEE (0.1%)
    1,415   Springfield Hospital RB, Series 1998                               4.90       8/01/2008           1,418

            TEXAS (7.1%)
    1,275   Affordable Housing Corp. RB, Series 2002A (INS)                    4.05       9/01/2007           1,273
    3,235   Austin Higher Education Auth. RB, Series 1998                      4.80       8/01/2009           3,278
            Bexar County Limited Tax GO,
    1,800     Series 1999                                                      4.35(a)    6/15/2006           1,787
    3,355     Series 1999                                                      4.45(a)    6/15/2007           3,209
            Duncanville ISD GO,
    2,095     Series 2001A (NBGA)                                              4.31(a)    2/15/2007           2,031
    2,095     Series 2001A (NBGA)                                              4.42(a)    2/15/2008           1,956
   13,100   Gulf Coast Waste Disposal Auth. RB, Series 2001                    4.20      11/01/2006          13,122
      750   Harlandale ISD School Refunding Bonds, Series 2000 (NBGA)          5.10(a)    8/15/2008             687
            Harrison County Health Facilities Development Corp. RB,
    1,055     Series 1998 (INS)                                                4.80       1/01/2007           1,062
    1,110     Series 1998 (INS)                                                4.90       1/01/2008           1,126
            Hidalgo County Health Services Corp. RB,
    1,090     Series 2005                                                      4.00       8/15/2008           1,080
      190     Series 2005                                                      5.00       8/15/2010             194
    3,000   Houston ISD GO, Series 1999A (NBGA)                                4.55(a)    2/15/2009           2,692
            Houston ISD Public Facility Corp. RB (MLO),
    3,885     Series 1998A (INS)                                               4.85(a)    9/15/2007           3,684
    3,885     Series 1998A (INS)                                               4.90(a)    9/15/2008           3,545
    4,805     Series 1998B (INS)                                               4.85(a)    9/15/2007           4,557
    5,260     Series 1998B (INS)                                               4.90(a)    9/15/2008           4,799
    2,980   Lewisville RB, Series 1998 (INS)                                   5.00       9/01/2010           3,046
    8,150   Plano ISD GO, Series 2001 (NBGA)                                   4.42(a)    2/15/2008           7,609
   15,000   Turnpike Auth. RB, Series 2002(e)                                  5.00       6/01/2008          15,420

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            Wylie ISD GO,
  $ 1,580     Series 2001 (ETM)(NBGA)                                          4.29%(a)   8/15/2007      $    1,507
      800     Series 2001 (NBGA)                                               4.29(a)    8/15/2007             761
      710     Series 2001 (ETM)(NBGA)                                          4.40(a)    8/15/2008             652
      675     Series 2001 (NBGA)                                               4.40(a)    8/15/2008             619
    1,225     Series 2001 (ETM)(NBGA)                                          4.50(a)    8/15/2009           1,083
    2,155     Series 2001 (NBGA)                                               4.50(a)    8/15/2009           1,898

            VIRGINIA (2.1%)
   18,665   Chesapeake Port Facility IDA RB, Series 2004                       3.90       3/01/2013          18,128
    3,000   Chesterfield County IDA PCRB, Series 1987C                         4.95      12/01/2007           3,009
            Newport News IDA IDRB,
    1,650     Series 2000                                                      5.50       9/01/2006           1,664
    2,000     Series 2000                                                      5.50       9/01/2008           2,087

            WISCONSIN (0.5%)
    6,885   Kenosha GO, Series 1998B (ETM)(INS)                                4.50(a)   10/15/2008           6,284
                                                                                                         ----------
            Total fixed-rate instruments (cost: $463,704)                                                   467,572
                                                                                                         ----------
            PUT BONDS (30.4%)

            ARIZONA (1.5%)
            Maricopa County PCRB,
   10,000     Series 2000B                                                     2.90       6/01/2035           9,615
    8,000     Series 2003A                                                     4.00       1/01/2038           7,902

            CALIFORNIA (4.7%)
            Financing Auth. PCRB,
   11,000     Series 1985A                                                     3.38       3/01/2008          11,000
    8,000     Series 1986D                                                     3.38       2/28/2008           8,000
    6,120   Fresno MFH RB, Series 1997A                                        4.88       1/01/2028           6,226
            Health Facilities Financing Auth. RB,
      245     Series H (PRE)                                                   4.45       7/01/2026             253
    2,755     Series H                                                         4.45       7/01/2026           2,793
            Statewide Communities Development Auth. RB,
    5,000     Series 1999F                                                     5.30       6/01/2029           5,115
    5,775     Series 2002C                                                     3.85      11/01/2029           5,648
    7,000     Series 2002D                                                     4.35      11/01/2036           7,040
    8,500     Series I                                                         3.45       4/01/2035           8,213

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            COLORADO (1.1%)
  $ 3,000   Health Facilities Auth. RB, Series 2004B                           3.75%      6/01/2034      $    2,951
   10,000   Regional Transportation District COP (MLO), Series 2002A (INS)     2.30      12/01/2022           9,809

            FLORIDA (3.4%)
            Highlands County Health Facilities Auth. RB,
    5,000     Series 2002                                                      3.95      11/15/2032           4,918
    7,500     Series 2005I                                                     5.00      11/15/2029           7,709
   19,390   Hillsborough County IDA PCRB                                       4.00       5/15/2018          19,443
    5,000   Miami-Dade County School Board COP, Series 2003B (INS)             5.00       5/01/2031           5,253
    2,500   Univ. Athletic Association, Inc. RB,
              Series 2001 (LOC - SunTrust Bank)                                2.80      10/01/2031           2,429

            GEORGIA (0.9%)
   10,000   Municipal Electric Auth. Subordinated Bonds, Series 2003B (INS)    5.00       1/01/2026          10,311

            ILLINOIS (1.3%)
            Educational Facilities Auth. RB,
    1,250     Series 1998A                                                     4.13       3/01/2030           1,229
   12,000     Series 2000A                                                     3.65       3/01/2034          11,833
    1,900     Series 2002                                                      3.90      11/01/2036           1,881

            INDIANA (1.2%)
            Rockport PCRB,
    7,500     Series 2002A                                                     4.90       6/01/2025           7,615
    6,000     Series 2003C                                                     2.63       4/01/2025           5,944

            IOWA (0.7%)
    8,500   Chillicothe PCRB, Series 1998                                      3.60      11/01/2023           8,353

            LOUISIANA (0.4%)
    5,000   Offshore Terminal Auth. RB, Series 2001                            3.65      10/01/2021           4,930

            MASSACHUSETTS (0.8%)
    9,750   Health and Educational Facilities Auth. RB,
              Series A (LOC - KBC Bank, N.V.)                                  4.50      10/01/2026           9,750

            MICHIGAN (0.4%)
    5,000   Hospital Finance Auth. RB, Series 1999A                            5.30      11/15/2033           5,049

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            NEW MEXICO (2.0%)
            Farmington PCRB,
  $ 5,500     Series 2002A (INS)                                               4.00%      6/01/2032      $    5,442
   18,000     Series 2003B                                                     2.10       4/01/2033          18,000

            NEW YORK (5.4%)
    9,260   Brookhaven IDA RB, Series 2001                                     4.38      11/01/2031           9,288
   15,000   Dormitory Auth. RB, State Univ., Series 2003B (INS)                5.25       7/01/2032          16,213
   34,475   Urban Development Corp. RB, Series 2002A                           5.50       1/01/2017          36,836

            OHIO (1.1%)
    5,000   Air Quality Development Auth. PCRB, Series 2002A                   4.25       1/01/2029           4,996
    2,015   Allen County Economic Development RB,
              Series 1998 (LOC - National City Bank)                           3.00       4/15/2018           1,980
    6,000   Water Development Auth. PCRB, Series 1999                          3.35       6/01/2033           5,997

            RHODE ISLAND (0.2%)
    2,345   Health and Educational Building Corp. RB,
              Series 2003B (LOC - Citizens Bank of Rhode Island)               2.55       9/15/2033           2,295

            SOUTH DAKOTA (0.6%)
    7,085   Rapid City Health Facility RB, Series 2001                         4.50      11/01/2021           7,106

            TEXAS (2.8%)
   15,000   Brazos River Harbor Navigation RB, Series 2002B-2                  4.75       5/15/2033          15,231
    3,000   Lewisville RB, Series 2001 (PRE)
              (LOC - Wells Fargo Bank, N.A.)                                   4.13       5/01/2031           3,011
            Red River Education Finance Corp. RB,
   12,000     Series 2001                                                      2.75       3/01/2031          11,524
    2,500     Series 2004 (LOC - Allied Irish Banks plc)                       2.10      12/01/2034           2,410

            VIRGINIA (0.3%)
    3,750   Peninsula Ports Auth. Coal Terminal RB, Series 2003                3.30      10/01/2033           3,687

            WISCONSIN (0.3%)
    3,000   Health and Educational Facilities Auth. RB,
              Series 2004 (LOC - Citibank, N.A.)                               5.00       1/01/2034           3,112

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            WYOMING (1.3%)
  $15,000   Lincoln County PCRB, Series 1991                                   3.40%      1/01/2016      $   14,577
                                                                                                         ----------
            Total put bonds (cost: $355,502)                                                                352,917
                                                                                                         ----------
            PERIODIC AUCTION RESET BONDS (3.2%)

            CALIFORNIA (1.2%)
            Statewide Communities Development
              Auth. COP, SAVRS,
    9,600     Series 1998 (INS)                                                4.45      12/01/2028           9,600
    2,000     Series TJT5 (INS)                                                4.30       5/15/2029           2,000
    2,900     Series TMG9 (INS)                                                4.30       5/15/2029           2,900

            FLORIDA (1.7%)
   11,000   Brevard County Health Facilities Auth. RB,
              SAVRS, Series 1998 (INS)                                         4.45      12/01/2028          11,000
    8,350   Volusia County IDA RB, SAVRS, Series 1998 (INS)                    4.45      12/01/2028           8,350

            KENTUCKY (0.3%)
    3,500   Economic Development Finance Auth. RB, SAVRS, Series 1998 (INS)    4.45      12/01/2028           3,500
                                                                                                         ----------
            Total periodic auction reset bonds (cost: $37,350)                                               37,350
                                                                                                         ----------
            VARIABLE-RATE DEMAND NOTES (26.0%)

            ALABAMA (1.8%)
   21,450   McIntosh IDRB, Series 1998D                                        3.45       7/01/2028          21,450

            ARKANSAS (0.4%)
    5,175   Texarkana IDRB, Series 1991                                        6.07       3/01/2021           5,175

            COLORADO (0.3%)
    1,810   Colorado Springs RB, Series 2003 (LOC - Wells Fargo Bank, N.A.)    3.19       3/15/2023           1,810
      625   Educational and Cultural Facilities Auth. RB,
              Series 2005 (LOC - U.S. Bank, N.A.)                              3.21      12/01/2035             625
    1,445   Health Facilities Auth. RB, Series 2003
              (LOC - Wells Fargo Bank, N.A.)                                   3.19      12/01/2020           1,445

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            DELAWARE (1.4%)
  $ 6,600   Economic Development Auth. IDA RB, Series 1984                     3.32%     12/01/2014      $    6,600
   10,100   Economic Development Auth. RB, Series 1999A                        3.32       7/01/2024          10,100

            GEORGIA (0.3%)
    4,000   La Grange Development Auth. RB, Series 1989                        3.45      10/01/2012           4,000

            IDAHO (1.7%)
   19,885   American Falls Reservoir District RB, Series 2000                  3.45       2/01/2025          19,885

            ILLINOIS (0.0%)(f)
      215   West Frankfort Commercial Redevelopment RB                         5.43       4/01/2007             215

            INDIANA (0.4%)
    1,895   Huntington Economic Development RB,
              Series 1998 (LOC - Wells Fargo Bank, N.A.)                       3.29      12/01/2025           1,895
    2,400   St. Joseph County Economic Development RB,
              Series 2002 (LOC - Wells Fargo Bank, N.A.)                       3.29       6/01/2022           2,400

            IOWA (0.8%)
    4,370   Finance Auth. RB, Series 1999
              (LOC - Wells Fargo Bank, N.A.)                                   3.19       3/01/2019           4,370
    4,615   Storm Lake Higher Education Facilities RB,
              Series 2000 (LIQ)                                                3.34      11/01/2015           4,615

            LOUISIANA (4.3%)
            Public Facilities Auth. Equipment and
              Capital Facilities Pooled Loan Program RB,
    3,730     Series 2001 (LOC - Hibernia National Bank)                       3.67       7/01/2023           3,730
    3,965     Series 2001A (LOC - Hibernia National Bank)                      3.67       7/01/2022           3,965
   24,145     Series 2003A (LOC - Hibernia National Bank)                      3.67       7/01/2028          24,145
   12,600   Public Facilities Auth. MFH RB, Series 1991 (NBGA)                 3.57       7/01/2007          12,600
    5,500   West Baton Rouge Parish Industrial
              District No. 3 RB, Series 1994B                                  3.30      12/01/2016           5,500

            MICHIGAN (1.9%)
    7,300   Job Development Auth. PCRB, Series 1985
              (LOC - Sumitomo Mitsui Banking Corp.)                            5.70      10/01/2008           7,300
   14,200   Strategic Fund PCRB, Series 1985                                   7.88      12/01/2008          14,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            MISSOURI (1.2%)
  $ 4,864   Branson Creek Community Improvement
              District Special Assessment Bonds,
              Series 2002 (LOC - Regions Bank)                                 3.46%      3/01/2022      $    4,864
    4,200   Health and Educational Facilities Auth. RB,
              Series 2004A (LOC - Bank of America, N.A.)                       3.21       7/01/2029           4,200
    1,720   St. Charles County IDA RB, Series 1995 (NBGA)                      3.17       9/01/2029           1,720
    2,600   St. Louis Port Auth. IDRB, Series 1989
              (LOC - Banco Nazionale del Lavoro S.p.A.)                        3.53       6/01/2006           2,600

            NEW HAMPSHIRE (0.4%)
    4,620   Business Finance Auth. RB, Series 2005A (LOC - Banknorth, N.A.)    3.20       5/01/2035           4,620

            NEW YORK (1.6%)
    4,215   Dormitory Auth. RB, Oxford Univ. Press, Inc.,
              Series 1993 (LOC - Landesbank Hessen-Thuringen)                  3.20       7/01/2023           4,215
   14,700   New York City IDA, Fiscal 2004A, Floater
              Certificates, Series 2004-921 (LIQ)(c)                           3.37       5/01/2029          14,700

            OHIO (1.5%)
    9,700   Air Quality Development Auth. RB, Series 1995B                     3.39       9/01/2030           9,700
    7,735   Marion County RB, Series 2002 (LOC - Sky Bank)                     3.67       9/01/2024           7,735

            PENNSYLVANIA (0.8%)
    9,100   Berks County IDA RB, Series 1982 (NBGA)                            4.25       7/01/2016           9,100

            TEXAS (0.9%)
   10,400   Alamo Heights Higher Education Facility RB,
              Series 1999A (LOC - JPMorgan Chase Bank, N.A.)                   3.28       4/01/2019          10,400

            VERMONT (0.3%)
            Educational and Health Buildings Financing Agency RB,
      800     Series 2004A (LOC - Banknorth, N.A.)                             3.19      10/01/2029             800
    2,090     Series 2004B (LOC - SunTrust Bank) (INS)                         3.24       1/01/2019           2,090

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            VIRGINIA (0.1%)
  $   900   Chesterfield County IDA RB,
              Series 2002A (LOC - Bank of America, N.A.)                       3.18%      7/01/2029      $      900
      260   Peninsula Ports Auth. Coal Terminal RB,
              Series 1987D (LOC - U.S. Bank, N.A.)                             3.17       7/01/2016             260

            WEST VIRGINIA (0.3%)
    3,100   Monongalia County Commercial Development
              RB, Series 2004 (LOC - U.S. Bank, N.A.)                          3.27      12/01/2012           3,100

            WISCONSIN (0.7%)
            Sheboygan PCRB,
    6,800     Series 1984                                                      3.45       8/01/2014           6,800
    1,000     Series 1991A                                                     3.46       9/01/2015           1,000

            WYOMING (4.9%)
   22,485   Converse County PCRB, Series 1992                                  3.55      12/01/2020          22,485
            Sweetwater County PCRB,
    9,335     Series 1992A                                                     3.55      12/01/2020           9,335
    6,305     Series 1992B                                                     3.55      12/01/2020           6,305
   18,200     Series 1996C                                                     3.22       7/15/2026          18,200
                                                                                                         ----------
            Total variable-rate demand notes (cost: $301,154)                                               301,154
                                                                                                         ----------

            TOTAL INVESTMENTS (COST: $1,157,710)                                                         $1,158,993
                                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
MARCH 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at March 31, 2006, was $6,563,000, which represented 0.6% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (d) At March 31, 2006, the aggregate market value of securities purchased on a when-issued basis was $2,983,000.

         (e) At March 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (f) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2006

ASSETS

   Investments in securities, at market value (identified cost of $1,157,710)     $1,158,993
   Cash                                                                                   26
   Receivables:
      Capital shares sold                                                                783
      Interest                                                                        10,310
      Securities sold                                                                    296
                                                                                  ----------
         Total assets                                                              1,170,408
                                                                                  ----------
LIABILITIES

   Payables:
      Securities purchased (when-issued of $3,000)                                     7,512
      Capital shares redeemed                                                          1,489
      Dividends on capital shares                                                        918
   Accrued management fees                                                               316
   Accrued transfer agent's fees                                                           3
   Other accrued expenses and payables                                                    53
                                                                                  ----------
         Total liabilities                                                            10,291
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $1,160,117
                                                                                  ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                $1,161,967
   Accumulated undistributed net investment income                                         4
   Accumulated net realized loss on investments                                       (3,137)
   Net unrealized appreciation of investments                                          1,283
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $1,160,117
                                                                                  ==========
   Capital shares outstanding                                                        109,587
                                                                                  ==========
   Authorized shares of $.01 par value                                               190,000
                                                                                  ==========
   Net asset value, redemption price, and offering price per share                $    10.59
                                                                                  ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM FUND
YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME

   Interest income                                      $45,586
                                                        -------
EXPENSES

   Management fees                                        3,941
   Administration and servicing fees                      1,814
   Transfer agent's fees                                    557
   Custody and accounting fees                              214
   Postage                                                   66
   Shareholder reporting fees                                28
   Directors' fees                                           10
   Registration fees                                         45
   Professional fees                                         42
   Other                                                     14
                                                        -------
      Total expenses                                      6,731
   Expenses paid indirectly                                 (51)
                                                        -------
      Net expenses                                        6,680
                                                        -------
NET INVESTMENT INCOME                                    38,906
                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized loss                                     (1,725)
   Change in net unrealized appreciation/depreciation    (8,408)
                                                        -------
      Net realized and unrealized loss                  (10,133)
                                                        -------
   Increase in net assets resulting from operations     $28,773
                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM FUND
YEARS ENDED MARCH 31,

                                                                  2006           2005
                                                            -------------------------
FROM OPERATIONS

   Net investment income                                    $   38,906     $   34,920
   Net realized loss on investments                             (1,725)        (1,171)
   Change in net unrealized appreciation/depreciation
      of investments                                            (8,408)       (24,723)
                                                            -------------------------
      Increase in net assets resulting from operations          28,773          9,026
                                                            -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                       (38,902)       (34,920)
                                                            -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   261,874        360,978
   Dividend reinvestments                                       29,234         27,641
   Cost of shares redeemed                                    (403,696)      (438,451)
                                                            -------------------------
      Decrease in net assets from capital
         share transactions                                   (112,588)       (49,832)
                                                            -------------------------
   Net decrease in net assets                                 (122,717)       (75,726)

NET ASSETS

   Beginning of period                                       1,282,834      1,358,560
                                                            -------------------------
   End of period                                            $1,160,117     $1,282,834
                                                            =========================
Accumulated undistributed net investment income:
   End of period                                            $        4              -
                                                            =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  24,600         33,492
   Shares issued for dividends reinvested                        2,745          2,572
   Shares redeemed                                             (37,905)       (40,753)
                                                            -------------------------
      Decrease in shares outstanding                           (10,560)        (4,689)
                                                            =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM FUND
MARCH 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

                 by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

              the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2006, net outstanding delayed-delivery commitments, including interest purchased where applicable, for the Fund were $3,000,000, all of which were when-issued.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $51,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

              requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended March 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.3% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

         due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2006, and 2005, was as follows:

                                                2006             2005
                                            ----------------------------
         Tax-exempt income                  $38,902,000      $34,920,000

         As of March 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                       $   922,000
         Accumulated capital losses                             (3,137,000)
         Unrealized appreciation                                 1,283,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2006, the Fund had a current post- October loss of $1,696,000 and capital loss carryovers of $1,440,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2014, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                  CAPITAL LOSS CARRYOVERS
         ----------------------------------------
          EXPIRES                       BALANCE
         ---------                     ----------
           2009                        $   85,000
           2012                           149,000
           2013                           941,000
           2014                           265,000
                                       ----------
                              Total    $1,440,000
                                       ==========

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2006, were $198,312,000 and $265,220,000, respectively.

         The cost of securities, including short-term securities, at March 31, 2006, for federal income tax purposes, was $1,157,710,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2006, for federal income tax purposes, were $5,984,000 and $4,701,000, respectively, resulting in net unrealized appreciation of $1,283,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

              of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $3,941,000, which included a performance adjustment of $554,000 that increased the base management fee of 0.28% by 0.05%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,814,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

              March 31, 2006, the Fund reimbursed the Manager $17,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $557,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                                   NET REALIZED
                                                                        COST TO            LOSS
                   SELLER                          PURCHASER          PURCHASER       TO SELLER
         ----------------------------------------------------------------------------------------
         USAA Intermediate-Term Fund          USAA Short-Term Fund   $111,716,000     $(51,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                YEAR ENDED MARCH 31,
                                                     --------------------------------------------------------------------------
                                                           2006            2005           2004            2003             2002
                                                     --------------------------------------------------------------------------
Net asset value at beginning of period               $    10.68      $    10.88     $    10.87      $    10.65       $    10.69
                                                     --------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                                    .34             .28            .28             .35              .42
   Net realized and unrealized gain (loss)                 (.09)           (.20)           .01             .22             (.04)
                                                     --------------------------------------------------------------------------
Total from investment operations                            .25             .08            .29             .57              .38
                                                     --------------------------------------------------------------------------
Less distributions:
   From net investment income                              (.34)           (.28)          (.28)           (.35)            (.42)
                                                     --------------------------------------------------------------------------
Net asset value at end of period                     $    10.59      $    10.68     $    10.88      $    10.87       $    10.65
                                                     ==========================================================================
Total return (%)*                                          2.40             .75           2.73            5.44             3.60
Net assets at end of period (000)                    $1,160,117      $1,282,834     $1,358,560      $1,254,255       $1,147,291
Ratio of expenses to average net assets (%)**(a)            .56             .55            .56             .54              .48
Ratio of net investment income to average
   net assets (%)**                                        3.22            2.60           2.60            3.25             3.90
Portfolio turnover (%)                                    24.37            7.75          22.13           14.14            20.67

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the year ended March 31, 2006, average net assets were $1,209,154,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                           (.01%)          (.00%)(+)      (.00%)(+)       (.01%)           (.02%)
    (+) Represents less than 0.01% of average net assets.

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SHORT-TERM FUND
MARCH 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2005, through March 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SHORT-TERM FUND
MARCH 31, 2006

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                   BEGINNING            ENDING          DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE     OCTOBER 1, 2005 -
                                OCTOBER 1, 2005      MARCH 31, 2006     MARCH 31, 2006
                                --------------------------------------------------------
         Actual                    $1,000.00           $1,010.00             $2.75

         Hypothetical
            (5% return before       1,000.00            1,022.20              2.77
            expenses)

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.00% for the six-month period of October 1, 2005, through March 31, 2006.

48

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

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

56

 N O T E S
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

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank & Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40856-0506                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc. Dr. Starks resigned from the Board of Directors effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2006 and 2005 were $174,520 and $183,221, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance         TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2006     $38,880             $12,677           $1,573          $ 53,130
FYE 3-31-2005     $36,000             $12,107           $    0          $ 48,107
--------------------------------------------------------------------------------
TOTAL             $74,880             $24,784           $1,573          $101,237
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2006 and 2005 were $165,130 and $91,107, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 4, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 8, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 7, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.